RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
Components of restricted cash and cash equivalents
The Company's restricted cash and short-term investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2011	2010
Total security lease deposits for lease obligations	190,516	192,833
Restricted cash and short-term investments relating to the Mazo facility	10,254	9,700
Restricted cash relating to the Freeze facility	9,012	5,323
Restricted cash relating to projects	3,500	—
	213,282	207,856

Components of restricted cash from lease obligations
The Company's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2011	2010
Methane Princess Lease security deposits	145,508	147,761
Grand Lease security deposits	45,008	45,072
Total security deposits for lease obligations	190,516	192,833
Included in short-term restricted cash and short-term investments	(5,246)	(6,792)
Long-term restricted cash	185,270	186,041

Components of short-term restricted cash and short-term investments
The analysis of short-term restricted cash and short-term investments at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Lease security deposits	5,246	6,792
Restricted cash and short-term investments relating to the Mazo facility (see note 23)	10,254	9,700
Restricted cash relating to the Freeze facility (see note 23)	9,012	5,323
Restricted cash relating to projects	3,500	—
Short-term restricted cash and short-term investments	28,012	21,815